EMPLOYEE BENEFITS - Defined benefit pension plan - Variation of the plan obligations (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EMPLOYEE BENEFITS
Obligation at the beginning of the year	R$ 1,088,773
Cost of service	60,595	R$ 57,619	R$ 121,962
Interest expense	90,381	199,389	226,406
Past service cost	1,082	2,788	(151,685)
Curtailment			(4,510)
Obligation at the end of the year	1,084,758	1,088,773
Present value of the defined benefit obligations
EMPLOYEE BENEFITS
Obligation at the beginning of the year	4,174,653	4,739,299	3,791,670
Cost of service	60,595	57,619	121,962
Interest expense	195,557	199,389	226,406
Payment of benefits	(335,471)	(317,505)	(398,778)
Past service cost	1,082	2,788	(114,899)
Curtailment			(41,296)
Settlement	(52,035)	609
Gain (loss) on remeasurement	235,549	186,905	(202,749)
Liabilities held for sale	(101,794)
Exchange Variance	136,456	(694,451)	1,356,983
Obligation at the end of the year	R$ 4,314,592	R$ 4,174,653	R$ 4,739,299